Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
TRANSACTIONS WITH RELATED PARTIES [Text Block]
NOTE 18: TRANSACTIONS WITH RELATED PARTIES

At December 31, 2011 and 2010, the amounts due to affiliate companies were  as follows:
	December 31, 2011	December 31, 2010
Navios Holdings	$2,000	$155

Amounts due to affiliate companies do not accrue interest and do not have a specific due date for their settlement.

Navios Logistics rents barges and pushboats and pays expenses for lodging at a hotel indirectly owned by certain members of the Lopez family. In relation to these transactions, amounts payable to other related parties different from Navios Holdings, amounted to $332 as of December 31, 2011 ($322 in 2010) and rent expense for the year ended December 31, 2011, amounted to $1,945 ($2,155 in 2010 and $2,165 in 2009).

Leases:  On October 2, 2006, Petrovia S.A. and Mercopar SACI, two wholly owned subsidiaries of Navios Logistics, entered into lease agreements with Holdux Maritima Leasing Corp., a Panamanian corporation owned by the estate of Horacio A. Lopez (the father of Claudio Pablo Lopez, Carlos Augusto Lopez and Horacio Enrique Lopez). The lease agreements provide for the leasing of one pushboat and three tank barges. The total annual lease payments were $620. The initial lease agreements expired in October 2011 and have been renewed until October 2016.

On July 1, 2007, Compania Naviera Horamar S.A., a wholly owned subsidiary of Navios Logistics, entered into two lease agreements with Mercotrans S.A. and Mercoparana S.A., two Argentinean corporations owned by the estate of Horacio A. Lopez (the father of Claudio Pablo Lopez, Carlos Augusto Lopez and Horacio Enrique Lopez). The lease agreements provide for the leasing of one pushboat and three tank barges. The total annual lease payments are $1,500 and the lease agreements expire in 2012. The lease agreement with Mercotrans S.A. was terminated on July 20, 2011.

Lodging:  Compania Naviera Horamar S.A., a wholly owned subsidiary of Navios Logistics, obtains lodging services from Empresa Hotelera Argentina S.A./(NH Lancaster) an Argentinean corporation owned by members of the Lopez family, including Claudio Pablo Lopez, Navios Logistics' Chief Executive Officer and Carlos Augusto Lopez, Navios Logistics' Chief Commercial Officer—Shipping Division, each of whom has no controlling interest in those companies. The total annual expense payments were $58 as of December 31, 2011 ($35 in 2010 and $45 in 2009). The Company believes that the terms and provisions of the lodgings are the same as those that would have been agreed with an unrelated third party.

General & administrative expenses: On April 12, 2011, Navios Logistics entered into an administrative services agreement for a term of five years, with Navios Holdings, pursuant to which Navios Holdings provides certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the year ended December 31, 2011 amounted to $375 ($0 for each of the years ended December 31, 2010 and 2009).

Voyage expenses: Navegacion Guarani S.A, a wholly owned subsidiary of Navios Logistics, obtains bunkers from Dieselcom Transportadora e Revendora de Dieselcombustivel S.A a Brazilian corporation, which is controlled by family members of the noncontrolling shareholder of Hidronave South American Logistics S.A , Michel Chaim. Voyage expenses charged for the year ended December 31, 2011 amounted to $653 ($77 in 2010 and $0 in 2009).

The Company believes that the transactions discussed above were made on terms no less favorable to the Company than would have been obtained from unaffiliated third parties.

Shareholders' Agreement

      Pursuant to a shareholders' agreement (the “Shareholders' Agreement”) entered into in January 2008 in connection with the original combination of the Uruguayan port business and the upriver barge business, Grandall Investments S.A. (an entity owned and controlled by Lopez family members, including Claudio Pablo Lopez, our Chief Executive Officer and Vice Chairman) has certain rights as our shareholders, including certain rights of first offer, rights of first refusal, tag along rights, exit options and veto rights.

        Pursuant to an amendment dated June 17, 2010, when we become subject to the reporting requirements of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”), the shares of our common stock held by Navios Holdings were to convert into shares of Class B Common Stock, with each share of Class B Common Stock entitling its holder to ten votes per share. Navios Holdings has currently waived such conversion provision, following the effectiveness on February 17, 2012 of our registration statement filed in relation to our Senior Notes. If and when the conversion occurs, it will permit Navios Holdings to control our business even if it does not hold a majority economic interest in our company.

Employment Agreements

The Company has executed employment agreements with several of its key employees who are noncontrolling shareholders of the Company. These agreements stipulate, among other things, severance and benefit arrangements in the event of termination. In addition, the agreements include confidentiality provisions and covenants not to compete.

The employment agreements initially expired in December 31, 2009, but renew automatically for successive one-year periods until either party gives 90 days written notice of its intention to terminate the agreement. Generally, the agreements call for a base salary ranging from $280 to $340 per year, annual bonuses and other incentives provided certain performance targets are achieved. Under the agreements, the Company accrued compensation totaling $900 for the year ended December 31, 2011 ($900 in 2010; $900 in 2009).